Real Estate Acquisitions and Dispositions Property Held-For-Sale (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Real Estate [Abstract]
Total investment in real estate assets, net	$ 15,555	$ 16,889
Other assets, net	322	475
Total assets	15,877	17,364
Below-market lease liabilities, net	117	208
Accounts payable and other liabilities	185	388
Total liabilities	$ 302	$ 596